UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21317
                                                     ---------

                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2004
                                               ------------


                   Date of reporting period: November 30, 2003
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.


________________________________________________________________________________



                            PMFM ETF PORTFOLIO TRUST


________________________________________________________________________________

                      a series of the PMFM Investment Trust




                               Semi-Annual Report
                                   (Unaudited)


                     FOR THE PERIOD ENDED NOVEMBER 30, 2003



                               INVESTMENT ADVISOR
                                   PMFM, Inc.
                             1551 Jennings Mill Road
                                   Suite 2400A
                              Bogart, Georgia 30622


                            PMFM ETF PORTFOLIO TRUST
                             1551 Jennings Mill Road
                                   Suite 2400A
                              Bogart, Georgia 30622
                         1-866-ETF-PMFM (1-866-383-7636)



This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM ETF Portfolio Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.

                                                      PMFM ETF PORTFOLIO TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 69.60%

      iShares Cohen & Steers Realty Majors Index Fund ................................                48,366           $  5,030,064
      iShares Dow Jones U.S. Financial Services Index Fund ...........................                53,900              5,396,468
      iShares Dow Jones U.S. Real Estate Index Fund ..................................                51,970              5,043,169
      iShares Lehman 1-3 Year Treasury Bond Fund .....................................                50,000              4,107,000
      iShares MSCI Canada Index Fund .................................................               384,000              5,287,680
      iShares MSCI EAFE Index Fund ...................................................               113,700             14,525,175
      iShares MSCI Emerging Markets Index Fund .......................................                35,100              5,307,120
      iShares MSCI Pacific ex-Japan Index Fund .......................................                73,600              5,093,856
      iShares Russell 2000 Index Fund ................................................               119,100             13,035,495
      iShares Russell Midcap Growth Index Fund .......................................                92,400              6,747,972
      iShares S&P SmallCap 600/BARRA Growth Index Fund ...............................               168,000             14,849,520
      Midcap SPDR Trust Series 1 .....................................................                50,000              5,212,000
      Regional Bank HOLDRs Trust .....................................................                42,800              5,477,972
      streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ........................                14,900                984,890
      streetTRACKS Wilshire REIT Index Fund ..........................................                34,447              5,049,586
                                                                                                                       ------------

           Total Exchange Traded Funds (Cost $94,762,287) ............................                                  101,147,967
                                                                                                                       ------------

INVESTMENT COMPANY - 30.26%

      Merrimac Cash Series Fund ......................................................            43,982,101             43,982,101
            (Cost $43,982,101)                                                                                         ------------


Total Value of Investments (Cost $138,744,388 (a)) ...................................                 99.86 %         $145,130,068
Other Assets Less Liabilities ........................................................                  0.14 %              206,963
                                                                                                      ------           ------------
      Net Assets .....................................................................                100.00 %         $145,337,031
                                                                                                      ======           ============


      (a)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ..............................................................                                 $  6,430,633
Unrealized depreciation ..............................................................                                      (44,953)
                                                                                                                       ------------

           Net unrealized appreciation .....................................................................           $  6,385,680
                                                                                                                       ============







See accompanying notes to financial statements

                                                      PMFM ETF PORTFOLIO TRUST

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $138,744,388) ..........................................................             $145,130,068
      Cash ...............................................................................................                       75
      Income receivable ..................................................................................                   46,453
      Receivable for fund shares sold ....................................................................                  173,256
      Prepaid expenses ...................................................................................                   50,243
                                                                                                                       ------------

           Total assets ..................................................................................              145,400,095
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...................................................................................                   63,064
                                                                                                                       ------------

NET ASSETS
      (applicable to 14,424,571 shares outstanding; unlimited number
       of $0.001 per share par value beneficial interest shares are authorized) ..........................             $145,337,031
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($145,337,031 / 14,424,571 shares) .................................................................             $      10.08
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................             $141,745,413
      Accumulated net investment loss ....................................................................                 (237,390)
      Accumulated net realized loss on investments .......................................................               (2,556,672)
      Net unrealized appreciation on investments .........................................................                6,385,680
                                                                                                                       ------------
                                                                                                                       $145,337,031
                                                                                                                       ============






















See accompanying notes to financial statements

                                                      PMFM ETF PORTFOLIO TRUST

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from June 30, 2003
                                                 (Date of Initial Public Investment)
                                                    through November 30, 2003 (a)

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    502,113
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   475,932
           Fund administration fees (note 2) ............................................................                    62,317
           Distribution and service fees (note 3) .......................................................                    95,186
           Custody fees (note 2) ........................................................................                     8,225
           Registration and filing administration fees (note 2) .........................................                     3,194
           Fund accounting fees (note 2) ................................................................                    11,250
           Audit fees ...................................................................................                     7,930
           Legal fees ...................................................................................                     8,926
           Securities pricing fees ......................................................................                       500
           Shareholder servicing fees ...................................................................                     3,807
           Shareholder recordkeeping fees (note 2) ......................................................                     8,750
           Other accounting fees (note 2) ...............................................................                     1,929
           Shareholder servicing expenses ...............................................................                     3,803
           Registration and filing expenses .............................................................                    28,933
           Printing expenses ............................................................................                     2,575
           Trustee fees and meeting expenses ............................................................                     2,454
           Other operating expenses .....................................................................                    13,792
                                                                                                                       ------------

               Total expenses ...........................................................................                   739,503
                                                                                                                       ------------

                    Net investment loss .................................................................                  (237,390)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (2,556,672)
      Change in unrealized appreciation (depreciation) on investments ...................................                 6,385,680
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 3,829,008
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  3,591,618
                                                                                                                       ============

(a) Unaudited.








See accompanying notes to financial statements

                                                      PMFM ETF PORTFOLIO TRUST

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Period from June 30, 2003
                                                 (Date of Initial Public Investment)
                                                    through November 30, 2003 (a)



INCREASE IN NET ASSETS

     Operations
         Net investment loss ..........................................................................                $   (237,390)
         Net realized loss from investment transactions ...............................................                  (2,556,672)
         Change in unrealized appreciation (depreciation) on investments ..............................                   6,385,680
                                                                                                                       ------------

              Net increase in net assets resulting from operations ....................................                   3,591,618
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .........................                 141,745,413
                                                                                                                       ------------

                     Total increase in net assets .....................................................                 145,337,031

NET ASSETS

     Beginning of period ..............................................................................                           0
                                                                                                                       ------------

     End of period ....................................................................................                $145,337,031
                                                                                                                       ============


(a) Unaudited

(b) A summary of capital share activity follows:



                                                                                                ------------------------------------
                                                                                                          Shares          Value
                                                                                                ------------------------------------

Shares sold ....................................................................................        15,944,219     $156,729,176

Shares redeemed ................................................................................        (1,519,648)     (14,983,763)
                                                                                                      ------------     ------------

     Net increase ..............................................................................        14,424,571     $141,745,413
                                                                                                      ============     ============










See accompanying notes to financial statements

                                                      PMFM ETF PORTFOLIO TRUST

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                  For the Period from June 30, 2003
                                                 (Date of Initial Public Investment)
                                                    through November 30, 2003 (a)



Net asset value, beginning of period ..............................................................                   $      10.00

      Income from investment operations
           Net investment loss ....................................................................                          (0.02)
           Net realized and unrealized gain on investments ........................................                           0.10
                                                                                                                      ------------

               Total from investment operations ...................................................                           0.08
                                                                                                                      ------------

Net asset value, end of period ....................................................................                   $      10.08
                                                                                                                      ============

Total return ......................................................................................                           0.80 %
                                                                                                                      ============

Ratios/supplemental data
      Net assets, end of period ...................................................................                   $145,337,031
                                                                                                                      ============

      Ratio of expenses to average net assets (b)
           Before expense reimbursements and waived fees ..........................................                           1.95 %
           After expense reimbursements and waived fees ...........................................                           1.95 %

      Ratio of net investment loss to average net assets (b)
           Before expense reimbursements and waived fees ..........................................                          (0.63)%
           After expense reimbursements and waived fees ...........................................                          (0.63)%

      Portfolio turnover rate .....................................................................                         154.44 %

(a) Unaudited.

(b) Annualized.














See accompanying notes to financial statements

                            PMFM ETF PORTFOLIO TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The PMFM ETF Portfolio Trust (the "Fund") is a non-diversified series of shares of beneficial interest of the PMFM Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on June 30, 2003 (date of initial public investment). The investment objective of the Fund is to seek long-term growth of capital through investments in exchange-traded funds and in cash or cash equivalent positions. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.





                                                                     (Continued)

                            PMFM ETF PORTFOLIO TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment  advisory  agreement,  PMFM, Inc. (the "Advisor")
     provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. There can be no assurance that the Expense Limitation Agreement will continue in the future.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. For the period ended November 30, 2003, the Transfer Agent received $8,750 in such shareholder recordkeeping fees.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.





                                                                     (Continued)

                            PMFM ETF PORTFOLIO TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003
                                   (Unaudited)


     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of shares in the Fund or support servicing of those shareholder accounts. The Fund incurred $95,186 in distribution and service fees under the Plan for the period ended November 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $245,475,326 and $103,938,020, respectively, for the period ended November 30, 2003.

________________________________________________________________________________



                            PMFM ETF PORTFOLIO TRUST


________________________________________________________________________________

                      a series of the PMFM Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.





Item 6. [RESERVED]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


     Not applicable.

Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS


     Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 11. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PMFM INVESTMENT TRUST


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer


Date: February 3, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer
                                 PMFM Investment Trust

Date: February 3, 2004





By:  (Signature and Title)       /s/ Donald L. Beasley
                                 ________________________________
                                 Donald L. Beasley
                                 Trustee, Chairman, Treasurer and Principal
                                 Financial Officer
                                 PMFM Investment Trust

Date: February 3, 2004